Capital Structure, Common Stock (Details) $ / shares in Units, $ in Thousands					2 Months Ended	5 Months Ended	12 Months Ended
	May 13, 2019 USD ($) $ / shares shares	Mar. 20, 2019 shares	Feb. 26, 2019	Apr. 10, 2017 shares	Jun. 30, 2019 shares	Jun. 27, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 13, 2019 $ / shares	Feb. 03, 2017 USD ($)
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)				8,333		185,477	18,067,631
Net proceeds from issuance of common stock | $						$ 2,597
Stock issuance costs | $						$ 86
Reverse stock split ratio			0.067
Number of shares cancelled in order not to issue fractional shares (in shares)		961
Public offering (in shares)	4,200,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Gross proceeds from issuance of common stock and warrants | $							$ 13,225	$ 0	$ 2,637
Jelco [Member]
Common Stock [Abstract]
Sales price per unit (in dollars per share) | $ / shares	$ 3.40
Maximum [Member]
Common Stock [Abstract]
Common stock that can be sold | $											$ 20,000
Class B Warrants [Member]
Common Stock [Abstract]
Warrant exercise price (in dollars per share) | $ / shares										$ 1
Warrants issued (in shares)	6,653,529
Class C Warrants [Member]
Common Stock [Abstract]
Warrants issued (in shares)	6,653,529
Common Stock [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)								120,000	193,810
Public Offering [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)	2,765,000
Number of securities called by each warrant (in shares)	210,000
Sales price per unit (in dollars per share) | $ / shares	$ 3.40
Gross proceeds from issuance of common stock and warrants | $	$ 14,293
Net proceeds from issuance of common stock and warrants | $	$ 12,647
Public Offering [Member] | Pre-Funded Warrant [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)					1,435,000
Number of securities included in each unit (in shares)	1
Warrant exercise price (in dollars per share) | $ / shares	$ 0.01
Warrants issued (in shares)	1,435,000
Public Offering [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Public Offering [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Public Offering [Member] | Common Stock [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Public Offering [Member] | Common Stock [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)	1
Public Offering [Member] | Common Stock [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)	1
Over-Allotment Option [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)	630,000
Over-Allotment Option [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)	630,000
Private Placement [Member] | Jelco [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)	1,823,529
Sales price per unit (in dollars per share) | $ / shares	$ 3.40
Private Placement [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Private Placement [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Private Placement [Member] | Common Stock [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1